Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Statement of Financial Position [Abstract]
Installment Loans, fair value	¥ 31,196	¥ 17,260
Investment in securities, measured at fair value	23,960	37,631
Other assets, measured at fair value	11,121	15,008
Policy Liabilities and Policy Account Balances	¥ 405,705	¥ 444,010